Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid rent	$ 28,168	$ 25,021
Advances to suppliers	11,713	9,315
Interest receivable	10,474	4,642
Staff advances	4,908	3,799
Receivable from the settlement bank for the proceeds of exercise of options	4,454	4,931
Rental deposit	3,415	2,068
Prepaid advertising fees	3,094	2,011
Value added taxes recoverable	1,408	911
Prepaid property taxes and other taxes	653	705
Refundable deposit for school construction	377	216
Receivable from disposal of Mingshitang	160	163
Others	9,574	5,804
Prepaid expenses and other current assets	$ 78,398	$ 59,586